Note 11 - Other Borrowings (Details) - Advances (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances [Abstract]
2012		2.25%
2012 (in Dollars)		$ 3,570
2013	0.64%	0.75%
2013 (in Dollars)	2,168	2,168
2014	4.16%	4.16%
2014 (in Dollars)	114	114
2015	4.49%	4.49%
2015 (in Dollars)	616	616
2016	3.95%	3.95%
2016 (in Dollars)	82	82
2017	3.95%	3.95%
2017 (in Dollars)	85	85
Thereafter	3.95%	3.95%
Thereafter (in Dollars)	44	44
Total	1.76%	2.06%
Total (in Dollars)	$ 3,109	$ 6,679